SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS’ EQUITY

18. SHAREHOLDERS’ EQUITY

On April 8, 2015, the Company completed its IPO on NASDAQ by offering 4,000,000 ADSs, representing 72 million ordinary shares at price of $10 per ADS. On April 27, 2015, the Company issued an additional 220,000 ADSs, representing 3.96 million ordinary shares to the underwriter for exercising the overallotment option at price of $10 per ADS. The total proceeds from issuance of ordinary shares upon IPO are $37,294,600, after deducting the IPO related cost of $3,000,000.

Upon the completion of the IPO, all of the Company’s then outstanding Series A-1, Series A-2 and Series B preferred shares were automatically converted into 12,202,988, 122,029,877 and 30,507,471 ordinary shares respectively, and immediately after the completion of the IPO, the indebtedness owed to Mr. Maodong Xu (“Mr. Xu”), one of the Company’s shareholders, amounting to $69.4 million was converted into 124,835,802 ordinary shares.

On June 8, 2015, the Company issued 741,422,780 ordinary shares to the Company’s original shareholders for the acquisition of the Company. In addition, the Company initially agreed to issue 72,000,000 ordinary shares of the Company to Mr. Xu at a purchase price of $0.5556 per share, for a total purchase price of $40,000,000. On September 7, 2015, the Company and Mr. Xu reduced the number of shares to be purchased through a supplemental agreement resulting in a final subscription amount of $15,000,000 for 27,000,000 shares. On the same date, the Company issued an additional 27,000,000 ordinary shares to Mr. Xu in relation to his additional subscription.

On September 27, 2015, the Company issued and transferred 38,363,112 ordinary shares to its depositary bank representing 2,131,284 ADSs, to be issued to employees and former employees upon the exercise of their vested share options and the registration of their vested RSUs.

On July 31, 2018, the Company decided to change the ADS-to-Share ratio from the ratio of one (1) ADS to eighteen (18) Shares to a new ratio of one (1) ADS to one hundred eighty (180) Shares.

On May 21, 2019, the Company issued 632,660,858 ordinary shares to Unicorn’s original shareholders for the acquisition of Unicorn.

On May 3, 2020, the Company issued 761,789,601 ordinary shares to NBpay’s original shareholders for the acquisition of NBpay.

On May 20, 2020, the Company issued 90,000,000 ordinary shares to an investor through private placement for $300,000.

On August 13, 2020, the Company issued and transferred 36,000,000 ordinary shares to its depositary bank representing 1,000,000 ADSs, to be issued to employees and former employees upon the exercise of their vested share options and the registration of their vested RSUs.

On January 27, 2021 and March 3, 2021, the Company totally issued 210,000,000 ordinary shares to an investor for the private investment in public equity of $700,000.

On March 1, 2021, the Company issued and transferred 394,200,000 ordinary shares to its depositary bank representing 1,095,000 ADSs, to be issued to employees and former employees upon the exercise of their vested share options and the registration of their vested RSUs.

On September 8, 2021, the Company issued 571,428,570 ordinary shares to three investors for the private investment in public equity of 105.2385 Bitcoins with a market value of $5 million.

On September 27, 2021, the Company issued and transferred 399,999,960 ordinary shares to its depositary bank representing 1,111,111 ADSs, to be issued to employees and former employees upon the exercise of their vested share options and the registration of their vested RSUs.

On October 19, 2021, the Company issued 571,428,570 ordinary shares to three investors for the private investment in public equity of 5,000,000 USD Coins with a market value of approximately $5 million.

On November 21, 2022, the Company issued 2,423,076,922 ordinary shares to three investors for the private investment in public equity (the “PIPE”) of $3.15 million, and issued 108,000,000 ordinary shares to pay the financing service fee of the PIPE.

On December 20, 2022, the Company issued 3,676,470,589 ordinary shares to two investors for the private investment in public equity (the “PIPE”) of $5 million.

On December 15, 2022, the Company entered into an asset purchase agreement with Huangtong International Co., Ltd., providing for the acquisition and purchase of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of USD$5,980,000, payable in the Company’s 2,718,181,818 ordinary shares. The Company issued the 2,718,181,818 ordinary shares on December 23, 2022.

On December 23, 2022, the Company entered into a Securities Purchase Agreement in connection with a private investment in public equity (the “PIPE”) financing with an accredited non-U.S. investor to offer and sell the Company’s units, each consisting of one ordinary share and three warrants for total gross proceeds of USD$5 million. The Company issued the 4,545,454,546 ordinary shares to the investor upon receiving the $5 million from the investor on January 10, 2023.

On December 29, 2022, the Company’s Board of Directors approved to proceed with: 1) the share consolidation and simultaneous change of the ADR ratio; 2) the transfer of the register of members of the Company; and 3) the termination of the deposit agreement. The Board approved the proposal on the share consolidation to the authorized share capital (the “Share Consolidation”) at a ratio of four hundred (400)-for-one (1) with the par value of each ordinary share changed to US$0.004 per ordinary share. Further, as approved by the Board, the Company will effect a simultaneous change of the American Depositary Receipts (“ADRs”) to ordinary share ratio from 1-to-360 to 1-to-1 (the “ADR Ratio Change”). The Board approved to terminate the Deposit Agreement, as amended (the “Deposit Agreement”) effective on February 28, 2023, by and among the Company, Citibank, N.A., and the holders and beneficial owners of American Depositary Shares outstanding under the terms of the Deposit Agreement dated as of April 13, 2015 and as amended.

On February 28, 2023, when the Share Consolidation was effective, the Company’s outstanding ordinary shares changed from 18,614,900,104 shares with a par value of $0.00001 per share to 46,538,116 shares with a par value of $0.004 per share. We have revised the number of ordinary shares amounts in the revised consolidated statements of Changes in Shareholders’ Equity for the year ended December 31, 2022 and 2021, to retroactively present our 1-for-400 share consolidation in February 2023 back to the earliest period presented as stipulated in SAB 4C.

On September 8, 2023, the Company totally issued 30,000 ordinary shares to two former independent directors as compensation for their previous services, and one legal advisor as advisory fees.

On November 30, 2023, the Company priced a private investment in public equity (“PIPE”) offering, through which it sold an aggregate of 14,251,781 units of its securities, each consisting of one (1) ordinary share and three (3) warrants, to one non-U.S. institutional investor at an offering price of $0.421 per unit, for the gross proceeds of $6 million, prior to the deduction of fees and offering expenses payable by the Company. The warrants are exercisable to purchase up to a total of 42,755,344 ordinary shares, for a period of three years commencing from November 30, 2023, at an exercise price of US$1.00 per ordinary share. The Company intends to utilize the net proceeds derived from the PIPE for general working capital purposes, enhancing its human capital and business development. The PIPE financing proceeds were received on December 4, 2023.

As of December 31, 2023, the total outstanding common shares after the share consolidation is 60,819,897 shares.